Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,044,541)	$ (8,610,581)	$ (11,727,711)	$ (11,746,014)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	90,941	83,664	108,483	60,605
Amortization of intangible assets	331,582
Amortization of debt discounts	358,284	1,023,331	1,290,050	1,266,861
Amortization of operating right-of-use assets	29,280	25,548	35,034
Allowance for (recovery of) doubtful accounts, net			601	(24,953)
Allowance for credit losses	153,985
Inventories write-down	484			8,805
Stock-based compensation		819,332	819,332	1,283,994
Loss from disposal of equipment			18,362
Other income from software developing service, net of cost	(1,000,000)
Unrealized loss on marketable securities	699,140
Change in operating assets and liabilities
Accounts receivable	(64,751)	(42,628)	(170,107)	107,233
Account receivable, a related party				10,116
Inventories	350,051	2,009	(204,028)	151,184
Other receivables and other current assets	251,296	(275,801)	(352,990)	5,376
Other receivable, a related party			(12,860)
Prepayments	(162,128)	(176,201)	(58,941)	(35,730)
Accounts payable	138,889	(24,990)	19,588	(17,648)
Accounts payable, related parties		(14,095)	(14,061)	(142,642)
Customer deposits	(112,220)	60,318	95,787	(67,237)
Customer deposits, related parties				(191,698)
Contract liabilities	16,609	(12,155)	107,474	47,066
Other payables and accrued liabilities	(139,648)	137,010	468,492	719,184
Other payables, related parties		14,395	1,725	(112,848)
Operating lease liabilities	(27,421)	(25,548)	(34,065)
Income tax payables	(30,261)	(11,950)	49,550	14,445
Net cash used in operating activities	(4,160,429)	(7,028,342)	(9,560,285)	(8,663,901)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(15,029)	(83,639)	(86,964)	(312,358)
Proceeds from sale of equipment			25,720	619
Purchases of intangible asset	(191,642)
Net cash used in investing activities	(206,671)	(83,639)	(61,244)	(311,739)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of deferred offering cost		(15,000)	(15,000)	(93,536)
Proceeds from issuance of common stock in initial public offering		8,235,109	8,235,110
Proceeds from issuance of common stock and prefunded warrants in November 2023 Offering	3,457,306
Proceeds received from exercising prefunded warrants	1,400
Capital contribution	16,348
Proceeds received from insurance loan	62,966
Principal payments of insurance loan	(166,369)	(25,876)	(104,271)
Payments of related party loan	(3,142)	(3,666)	(4,105)	(5,434)
Proceeds from issuance of convertible notes		4,512,092	7,732,092	7,587,150
Proceeds from issuance of convertible notes, related parties				1,037,574
Repayments from related parties				59,722
Repayments of convertible notes	(3,367,290)
Repayment of senior note		(65,000)	(65,000)
Repayments to related parties		(1,728,225)	(1,728,225)	(1,898,578)
Proceeds from third party loans		558,084	556,719	1,476,995
Repayments to third party loans		(1,952,911)	(1,948,132)
Net cash provided by financing activities	1,219	9,514,607	12,659,188	8,163,893
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	78,779	(153,185)	(289,257)	(186,419)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(4,287,102)	2,249,441	2,748,402	(998,166)
CASH AND CASH EQUIVALENTS, beginning of period	4,593,634	1,845,232	1,845,232	2,843,398
CASH AND CASH EQUIVALENTS, end of period	306,532	4,094,673	4,593,634	1,845,232
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid	29,957	4,650	46,450	1,628
Interest paid	51,333	42,998	65,679	291,433
SUPPLEMENTAL NON-CASH FLOWS INFORMATION
Offering costs paid in the prior period		93,536	93,536
Beneficial conversion feature resulted from issuance of convertible notes		539,418	749,062	1,231,610
Fair value of warrants issued to underwriter		175,349	175,349
Fair value of warrants issued to consultant		856,170	856,170
Fair value of common stock issued to consultant		439,332	819,332
Recognition of operating right-of-use asset and lease liability		87,788	98,795
Recognition of accrued restoration cost in a lease			24,664
Conversion of convertible note payable, net of unamortized discounts	1,811,070	14,097,414	14,476,367
Conversion of convertible note payable, related parties		2,437,574	2,437,574
Insurance premium prepaid by insurance loan			$ 264,563
Financing insurance premium by obtained an insurance loan		264,563
Marketable securities received as in exchange of software developing service	1,000,000
Issuance of common stock to related parties for debts cancellation	321,562
Issuance of common stock for acquiring intangible assets	$ 2,563,000